Conservative Allocation Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,932,985	104,517
Vanguard Extended Market Index Fund Admiral Shares	170,359	22,826
		127,343
International Stock Fund (15.9%)
Vanguard Total International Stock Index Fund Admiral Shares	2,498,033	84,084
U.S. Bond Fund (42.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,472,054	221,480
International Bond Fund (18.0%)
Vanguard Total International Bond Index Fund Admiral Shares	4,153,879	94,708
Total Investments (100.1%) (Cost $488,079)		527,615
Other Assets and Liabilities—Net (-0.1%)		(652)
Net Assets (100%)		526,963
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Extended Market Index Fund	22,371	128	1,351	701	977	78	—	22,826
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	—
Vanguard Total International Bond Index Fund	93,189	4,696	750	64	(2,491)	209	—	94,708
Vanguard Total International Stock Index Fund	83,706	1,036	3,788	833	2,297	202	—	84,084
Vanguard Variable Insurance Funds—Equity Index Portfolio	103,195	8,329	7,824	2,449	(1,632)	1,376	4,111	104,517
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	218,670	19,387	2,021	88	(14,644)	4,641	1,861	221,480
Total	521,131	33,576	15,734	4,135	(15,493)	6,506	5,972	527,615
1	Not applicable—purchases and sales are for temporary cash investment purposes.